Document and Entity Information	Sep. 30, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2021
Registrant Name	BNY MELLON ULTRA SHORT INCOME FUND
Entity Central Index Key	0000804887
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Mar. 31, 2021
BNY Mellon Ultra Short Income Fund | Class Z
Prospectus:
Trading Symbol	DSIGX
BNY Mellon Ultra Short Income Fund | Class D
Prospectus:
Trading Symbol	DSDDX
BNY Mellon Ultra Short Income Fund | Institutional Shares
Prospectus:
Trading Symbol	DSYDX